Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000229439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R4
Trading Symbol	LFTMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006795 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class C
Trading Symbol	MLLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[2]
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000006824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R1
Trading Symbol	MLTEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[3]
Expense Ratio, Percent	1.00%	[3]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000173919 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R1
Trading Symbol	MFJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[4]
Expense Ratio, Percent	0.25%	[4]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class C
Trading Symbol	LTTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[5]
Expense Ratio, Percent	1.00%	[5]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000236392 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class C
Trading Symbol	MCBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000173232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R6
Trading Symbol	LTMLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[6]
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000173228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R6
Trading Symbol	MLFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006827 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R3
Trading Symbol	MLTHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[8]
Expense Ratio, Percent	0.25%	[8]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000119437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R3
Trading Symbol	LFETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[9]
Expense Ratio, Percent	0.25%	[9]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000119426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R1
Trading Symbol	LTTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[10]
Expense Ratio, Percent	1.00%	[10]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006826 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R2
Trading Symbol	MLTGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[11]
Expense Ratio, Percent	0.50%	[11]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000006794 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class B
Trading Symbol	MLLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[12]
Expense Ratio, Percent	1.00%	[12]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000119432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class B
Trading Symbol	LFEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[13]
Expense Ratio, Percent	1.00%	[13]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000173916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class B
Trading Symbol	MFJBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[14]
Expense Ratio, Percent	0.25%	[14]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006796 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class I
Trading Symbol	MLLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[15]
Expense Ratio, Percent	0.00%	[15]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000119452 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R2
Trading Symbol	LFISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[16]
Expense Ratio, Percent	0.50%	[16]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class I
Trading Symbol	LFTHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[17]
Expense Ratio, Percent	0.00%	[17]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R1
Trading Symbol	LFTJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$51	0.97%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[18]
Expense Ratio, Percent	0.97%	[18]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class C
Trading Symbol	LFECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[19]
Expense Ratio, Percent	1.00%	[19]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000006833 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R1
Trading Symbol	MLFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[20]
Expense Ratio, Percent	1.00%	[20]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000119443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R1
Trading Symbol	LTMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[21]
Expense Ratio, Percent	1.00%	[21]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000092198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class C
Trading Symbol	MFFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[22]
Expense Ratio, Percent	1.00%	[22]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006828 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R4
Trading Symbol	MLTJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[23]
Expense Ratio, Percent	0.00%	[23]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000236393 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R2
Trading Symbol	MCBHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class B
Trading Symbol	LTTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[24]
Expense Ratio, Percent	1.00%	[24]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class A
Trading Symbol	MLTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[25]
Expense Ratio, Percent	0.25%	[25]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000092196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class A
Trading Symbol	MFFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[26]
Expense Ratio, Percent	0.25%	[26]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092201 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R2
Trading Symbol	MFFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[27]
Expense Ratio, Percent	0.50%	[27]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R4
Trading Symbol	LTMUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[28]
Expense Ratio, Percent	0.00%	[28]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000006836 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R3
Trading Symbol	MLFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[29]
Expense Ratio, Percent	0.25%	[29]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000119429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R4
Trading Symbol	LTTUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[30]
Expense Ratio, Percent	0.00%	[30]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class I
Trading Symbol	MLTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[31]
Expense Ratio, Percent	0.00%	[31]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000173915 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class A
Trading Symbol	MFJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[32]
Expense Ratio, Percent	0.25%	[32]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R2
Trading Symbol	LFESX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[33]
Expense Ratio, Percent	0.50%	[33]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000119439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class A
Trading Symbol	LTMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[34]
Expense Ratio, Percent	0.25%	[34]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000173229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R6
Trading Symbol	MFFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[35]
Expense Ratio, Percent	0.00%	[35]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006835 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R2
Trading Symbol	MLFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[36]
Expense Ratio, Percent	0.50%	[36]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000119453 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R3
Trading Symbol	LFITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[37]
Expense Ratio, Percent	0.25%	[37]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R4
Trading Symbol	LFEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[38]
Expense Ratio, Percent	0.00%	[38]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000006799 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R2
Trading Symbol	MLLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[39]
Expense Ratio, Percent	0.50%	[39]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000173921 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R3
Trading Symbol	MFJTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[40]
Expense Ratio, Percent	0.25%	[40]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class I
Trading Symbol	LTMKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[41]
Expense Ratio, Percent	0.00%	[41]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class A
Trading Symbol	LTTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[42]
Expense Ratio, Percent	0.25%	[42]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000236388 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006793 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class A
Trading Symbol	MLLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[43]
Expense Ratio, Percent	0.25%	[43]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000006822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class C
Trading Symbol	MLTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[44]
Expense Ratio, Percent	1.00%	[44]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000173922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R4
Trading Symbol	MFJUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[45]
Expense Ratio, Percent	0.00%	[45]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class B
Trading Symbol	LTMBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[46]
Expense Ratio, Percent	1.00%	[46]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000173230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R6
Trading Symbol	LTTKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[47]
Expense Ratio, Percent	0.00%	[47]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000229436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R3
Trading Symbol	LFTLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$12	0.22%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 12	[48]
Expense Ratio, Percent	0.22%	[48]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092202 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R3
Trading Symbol	MFFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[49]
Expense Ratio, Percent	0.25%	[49]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class A
Trading Symbol	LFEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[50]
Expense Ratio, Percent	0.25%	[50]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000092203 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R4
Trading Symbol	MFFPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[51]
Expense Ratio, Percent	0.00%	[51]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006800 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R3
Trading Symbol	MLLHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[52]
Expense Ratio, Percent	0.25%	[52]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000236387 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R6
Trading Symbol	MCBMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com.
Additional Information Website	funds.mfs.com.
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 30,792,124
Holdings Count	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119451 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R1
Trading Symbol	LFIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[53]
Expense Ratio, Percent	1.00%	[53]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class C
Trading Symbol	MFJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[54]
Expense Ratio, Percent	1.00%	[54]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000236389 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class A
Trading Symbol	MCBEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class A
Trading Symbol	LFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[55]
Expense Ratio, Percent	0.25%	[55]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R6
Trading Symbol	MLLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[56]
Expense Ratio, Percent	0.00%	[56]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000006801 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R4
Trading Symbol	MLLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[57]
Expense Ratio, Percent	0.00%	[57]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000006829 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class A
Trading Symbol	MLFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[58]
Expense Ratio, Percent	0.25%	[58]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000119427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R2
Trading Symbol	LTTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[59]
Expense Ratio, Percent	0.50%	[59]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class C
Trading Symbol	LTMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[60]
Expense Ratio, Percent	1.00%	[60]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class I
Trading Symbol	LFEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[61]
Expense Ratio, Percent	0.00%	[61]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000229437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R2
Trading Symbol	LFTKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1-800-225-2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$25	0.47%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[62]
Expense Ratio, Percent	0.47%	[62]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R4
Trading Symbol	LFIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[63]
Expense Ratio, Percent	0.00%	[63]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class C
Trading Symbol	LFTGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$51	0.97%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[64]
Expense Ratio, Percent	0.97%	[64]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R2
Trading Symbol	LTMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[65]
Expense Ratio, Percent	0.50%	[65]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000092200 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R1
Trading Symbol	MFFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[66]
Expense Ratio, Percent	1.00%	[66]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class B
Trading Symbol	MLTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[67]
Expense Ratio, Percent	1.00%	[67]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000236386 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R4
Trading Symbol	MCBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Quality Explanation [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119450 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class I
Trading Symbol	LFIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[68]
Expense Ratio, Percent	0.00%	[68]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006831 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class C
Trading Symbol	MLFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[69]
Expense Ratio, Percent	1.00%	[69]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000173918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class I
Trading Symbol	MFJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[70]
Expense Ratio, Percent	0.00%	[70]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R3
Trading Symbol	LTTTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[71]
Expense Ratio, Percent	0.25%	[71]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000229442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R6
Trading Symbol	LFTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[72]
Expense Ratio, Percent	0.00%	[72]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173231 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R6
Trading Symbol	LFEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[73]
Expense Ratio, Percent	0.00%	[73]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000119448 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class B
Trading Symbol	LFIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[74]
Expense Ratio, Percent	1.00%	[74]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class I
Trading Symbol	LTTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[75]
Expense Ratio, Percent	0.00%	[75]
Net Assets	$ 376,138,028
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R1
Trading Symbol	LFERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[76]
Expense Ratio, Percent	1.00%	[76]
Net Assets	$ 608,746,089
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

C000006797 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R1
Trading Symbol	MLLEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[77]
Expense Ratio, Percent	1.00%	[77]
Net Assets	$ 595,613,200
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%

C000173923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R6
Trading Symbol	MFJKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[78]
Expense Ratio, Percent	0.00%	[78]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173233 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R6
Trading Symbol	LFIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[79]
Expense Ratio, Percent	0.00%	[79]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006830 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class B
Trading Symbol	MLFBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[80]
Expense Ratio, Percent	1.00%	[80]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000236390 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R1
Trading Symbol	MCBGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000092199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class I
Trading Symbol	MFFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[81]
Expense Ratio, Percent	0.00%	[81]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000236391 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class I
Trading Symbol	MCBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 30,792,124
Holdings Count | Holding	307
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R3
Trading Symbol	LTMTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 13	[82]
Expense Ratio, Percent	0.25%	[82]
Net Assets	$ 524,716,460
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000229441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class A
Trading Symbol	LFTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$12	0.22%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 12	[83]
Expense Ratio, Percent	0.22%	[83]
Net Assets	$ 24,586,389
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R2
Trading Symbol	MFJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[84]
Expense Ratio, Percent	0.50%	[84]
Net Assets	$ 205,348,531
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000006832 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class I
Trading Symbol	MLFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[85]
Expense Ratio, Percent	0.00%	[85]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006837 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R4
Trading Symbol	MLFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[86]
Expense Ratio, Percent	0.00%	[86]
Net Assets	$ 779,644,550
Holdings Count | Holding	28
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000173227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R6
Trading Symbol	MLTKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[87]
Expense Ratio, Percent	0.00%	[87]
Net Assets	$ 768,229,768
Holdings Count | Holding	28
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%

C000092197 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class B
Trading Symbol	MFFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[88]
Expense Ratio, Percent	1.00%	[88]
Net Assets	$ 563,796,334
Holdings Count | Holding	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119449 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class C
Trading Symbol	LFICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[89]
Expense Ratio, Percent	1.00%	[89]
Net Assets	$ 371,452,215
Holdings Count | Holding	24
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[42]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[55]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[56]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[57]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[58]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[59]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[60]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[61]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[62]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[63]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[64]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[65]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[66]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[67]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[68]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[69]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[70]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[71]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[72]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[73]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[74]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[75]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[76]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[77]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[78]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[79]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[80]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[81]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[82]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[83]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[84]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[85]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[86]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[87]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[88]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[89]	Expenses are direct expenses and do not include underlying fund fees and expenses.